SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
-Secured	[1]			¥ 107,826
-Unsecured	[1]		147,444	41,744
VAT-input deductible			38,258	26,911
Receivables from third-party payment settlement platform ()	[2]		6,991	5,843
Deposits			5,834	5,141
Receivables of distribution of an equity method investment ()	[3]		4,535
Receivables from disposal of a subsidiary ()	[4]			2,200
Others	[5]		10,307	10,945
Less: allowance for credit losses			(127,227)	(23,423)
Total prepaid expenses and other current assets, net		$ 12,318	¥ 86,142	¥ 177,187

[1]	Loan receivables represent the principal and interest to be collected on loans provided by the Group to third-party companies.
[2]	Receivables from third-party payment settlement platform represent amount due from the third-party on-line payment service providers in relation to their processing of payments to the Group.
[3]	In December 2025, one of the Group’s equity method investees, Weixin (Note 28), commenced liquidation proceedings and the Group recorded the liquidation proceeds of RMB 4,535 as receivables, which were collected subsequently in January 2026, with an investment gain of RMB 344 recorded in other non-operating income/(loss), net.
[4]	In the fourth quarter of 2020, the Group disposed of a subsidiary, Wuhan Yunteng Logistics Co., Ltd. (“Wuhan Yunteng”), to a third party for a total cash consideration of RMB 26,676, with a loss of RMB 1 million recorded in other non-operating income/(loss), net. The third party and the Group entered into an agreement in 2022 on the repayment schedule of the outstanding amount of disposal consideration. In 2025, the Group collected repayment of RMB 5,000, and the remaining amount of RMB 6,337 was recorded in other non-current assets as of December 31, 2025, which will be collected in 2027 and 2028 respectively, according to the agreement (Note 11).
[5]	As of December 31, 2025, others primarily consist of loans to individuals, for which a full allowance for credit loss was provided, and prepaid operating expenses.